Cover Document	Oct. 29, 2021	Aug. 02, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 29, 2021	Aug. 02, 2021
Entity Registrant Name		Ciner Resources LP
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36062
Entity Tax Identification Number		46-2613366
Entity Address, Address Line One		Five Concourse Parkway
Entity Address, Address Line Two		Suite 2500
Entity Address, City or Town		Atlanta
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30328
City Area Code		770
Local Phone Number		375-2300
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common units representing limited partnership interests
Trading Symbol		CINR
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001575051
Amendment Flag		false